N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: January 30, 2015

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Semi-Annual Report
January 30, 2015

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a "Fund", and collectively the "Funds") for the six months ended January 30, 2015. Each Fund's portfolio and related financial statements are presented within for your review.

Economic Recap

The latter half of the calendar year continued to build on the strength of the first half as economic activity expanded at a moderate pace throughout the remainder of the year and into early 2015. With the economy and labor market showing sustained signs of growth, the Federal Open Market Committee ("FOMC") was able to end its asset purchases in October. With the FOMC having concluded its asset purchases in the fourth quarter, attention turned to the federal funds rate and when the FOMC will make its first move. In the December statement the FOMC noted that the Committee intended to maintain the 0 to ¼ percent target range for a considerable time, in the January statement the "considerable time" language was dropped and the committee stated they could be patient in judging when to increase rates depending on progress made towards its objectives of maximum employment and 2 percent inflation.

Municipal Bond Market Recap

The municipal bond market was relatively quiet in the second half of the year, as the yield curve continued to flatten. The FOMC offered no specific guidance on a possible federal funds rate hike. The stable economy and little forward direction from the Fed allowed municipal bonds to continue to perform well as low issuance in the third quarter, paired with positive fund flows into municipal bond funds, also led to moderately higher share prices over the quarter for the Funds. Throughout October and November yields in the municipal market moved little even as municipal issuance increased from the first half of the year. Yields on the mid to long range of the curve fell considerably during the month of December as fund flows picked up when investors locked in gains in the equity market and started to allocate more cash to municipal bond funds. The fourth quarter was another solid quarter for the municipal market, leading to the fourth consecutive positive quarter for the Funds. January continued to build on the strength of 2014 and produced another month of strong returns for munis.

Fund Performance and Outlook

We continue to follow a disciplined strategy of investing to maximize tax-exempt income while seeking value in the municipal market. Recent market activity and the possibility of rising rates has led us to favor high quality, higher coupon (4% to 5%) bonds. As interest rates fluctuate, the portfolio becomes diversified with a broad range of securities that help us achieve a high level of current tax-free income for shareholders.

The Kansas Municipal Fund began the period at $10.85 per share and ended the period at $11.07 per share for a total return of 3.46%*. This compares to the Barclays Capital Municipal Index's return of 4.51%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.93% and 12 years, respectively.

The Maine Municipal Fund began the period at $11.00 per share and ended the period at $11.26 per share for a total return of 3.59%*. This compares to the Barclays Capital Municipal Index's return of 4.51%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.76% and 14 years, respectively.

The Nebraska Municipal Fund began the period at $10.40 per share and ended the period at $10.68 per share for a total return of 4.11%*. This compares to the Barclays Capital Municipal Index's return of 4.51%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.93% and 15 years, respectively.

The New Hampshire Municipal Fund began the period at $10.74 per share and ended the period at $10.94 per share for a total return of 3.04%*. This compares to the Barclays Capital Municipal Index's return of 4.51%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.70% and 10 years, respectively.

The Oklahoma Municipal Fund began the period at $11.60 per share and ended the period at $11.88 per share for a total return of 3.67%*. This compares to the Barclays Capital Municipal Index's return of 4.51%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.82% and 14 years, respectively.

Income exempt from federal income taxes and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*

Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17%, 1.21%, 1.20%, 1.30%, and 1.72%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.01%, 1.02%, 1.02%, 1.03%, and 1.02%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/04	$10,000	$9,621	$10,000
7/29/05	$10,022	$9,642	$10,636
7/31/06	$10,461	$10,065	$10,908
7/31/07	$10,781	$10,373	$11,373
7/31/08	$11,094	$10,674	$11,696
7/31/09	$11,544	$11,107	$12,294
7/30/10	$12,250	$11,786	$13,420
7/29/11	$12,620	$12,142	$13,854
7/31/12	$13,639	$13,122	$15,309
7/31/13	$13,315	$12,811	$14,973
7/31/14	$14,089	$13,556	$16,060
1/30/15	$14,576	$14,024	$16,785

Average Annual Total Returns for the periods ended January 30, 2015

					Since Inception
	1 year	3 year	5 year	10 year	(November 15, 1990)
Without sales charge	6.25%	2.79%	4.08%	3.81%	4.40%
With sales charge (3.75%)	2.25%	1.50%	3.29%	3.42%	4.23%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/04	$10,000	$9,626	$10,000
7/29/05	$9,982	$9,608	$10,636
7/31/06	$10,471	$10,079	$10,908
7/31/07	$10,802	$10,398	$11,373
7/31/08	$11,103	$10,688	$11,696
7/31/09	$11,514	$11,084	$12,294
7/30/10	$12,164	$11,709	$13,420
7/29/11	$12,564	$12,094	$13,854
7/31/12	$13,598	$13,089	$15,309
7/31/13	$13,059	$12,570	$14,973
7/31/14	$13,992	$13,468	$16,060
1/30/15	$14,566	$14,021	$16,785

Average Annual Total Returns for the periods ended January 30, 2015

					Since Inception
	1 year	3 year	5 year	10 year	(November 17, 1993)
Without sales charge	7.76%	3.01%	4.25%	3.86%	3.90%
With sales charge (3.75%)	3.68%	1.72%	3.46%	3.46%	3.72%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/04	$10,000	$9,626	$10,000
7/29/05	$10,302	$9,917	$10,636
7/31/06	$10,754	$10,352	$10,908
7/31/07	$11,088	$10,673	$11,373
7/31/08	$11,199	$10,781	$11,696
7/31/09	$11,679	$11,242	$12,294
7/30/10	$12,568	$12,098	$13,420
7/29/11	$13,090	$12,600	$13,854
7/31/12	$14,307	$13,772	$15,309
7/31/13	$13,800	$13,284	$14,973
7/31/14	$14,686	$14,136	$16,060
1/30/15	$15,224	$14,655	$16,785

Average Annual Total Returns for the periods ended January 30, 2015

					Since Inception
	1 year	3 year	5 year	10 year	(September 25, 1996)
Without sales charge	6.85%	2.69%	4.64%	4.07%	4.22%
With sales charge (3.75%)	2.88%	1.40%	3.85%	3.68%	4.00%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/04	$10,000	$9,627	$10,000
7/29/05	$9,926	$9,556	$10,636
7/31/06	$10,335	$9,949	$10,908
7/31/07	$10,633	$10,237	$11,373
7/31/08	$10,998	$10,588	$11,696
7/31/09	$11,572	$11,140	$12,294
7/30/10	$12,207	$11,752	$13,420
7/29/11	$12,512	$12,045	$13,854
7/31/12	$13,612	$13,104	$15,309
7/31/13	$13,290	$12,794	$14,973
7/31/14	$13,917	$13,398	$16,060
1/30/15	$14,416	$13,879	$16,785

Average Annual Total Returns for the periods ended January 30, 2015

					Since Inception
	1 year	3 year	5 year	10 year	(December 5, 1991)
Without sales charge	6.21%	2.51%	3.94%	3.76%	4.64%
With sales charge (3.75%)	2.27%	1.22%	3.15%	3.36%	4.47%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/30/04	$10,000	$9,626	$10,000
7/29/05	$9,820	$9,453	$10,636
7/31/06	$10,188	$9,808	$10,908
7/31/07	$10,496	$10,104	$11,373
7/31/08	$10,887	$10,480	$11,696
7/31/09	$11,392	$10,966	$12,294
7/30/10	$12,005	$11,556	$13,420
7/29/11	$12,321	$11,861	$13,854
7/31/12	$13,189	$12,696	$15,309
7/31/13	$12,900	$12,418	$14,973
7/31/14	$13,484	$12,980	$16,060
1/30/15	$13,893	$13,374	$16,785

Average Annual Total Returns for the periods ended January 30, 2015

					Since Inception
	1 year	3 year	5 year	10 year	(December 31, 1992)
Without sales charge	5.66%	2.18%	3.52%	3.48%	4.25%
With sales charge (3.75%)	1.74%	0.89%	2.74%	3.08%	4.07%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 30, 2015 (unaudited)

General Obligation	43.8%
Health Care	19.9%
Other Revenue	19.7%
Utilities	10.9%
Cash Equivalents and Other	2.7%
Education	1.9%
Transportation	0.7%
Housing	0.4%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 30, 2015 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.3%)

Education (1.9%)
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	$200,000	$224,430
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	287,982
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	524,340
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	110,491
		1,147,243
General Obligation (43.8%)
Atchison Cnty KS Unif Sch Dist #409 Ref & Impt Ser A 4.000% 09/01/25	500,000	571,175
Bourbon Cty., KS USD #234 (Fort Scott) 5.000% 9/01/27	250,000	302,912
Bourbon Cty., KS USD #234 (Fort Scott) 5.000% 9/01/28	250,000	299,652
Bourbon Cty., KS USD #234 (Fort Scott) 5.000% 9/01/29	250,000	297,592
Bourbon Cty., KS USD #234 (Fort Scott) 5.000% 9/01/30	250,000	296,895
Bourbon Cty., KS USD #234 (Fort Scott) 5.000% 9/01/31	500,000	591,020
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	653,755
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	577,340
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	114,565
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	110,758
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	560,957
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	370,227
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	109,229
Dodge KS Sch Dist #443 4.000% 09/01/16	120,000	122,657
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	284,930
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	433,894
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	286,675
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	522,740
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	663,182
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	279,252
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	233,570
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,167,460
Jackson Cnty KS USD#336 5.000% 09/01/29	250,000	289,213
Jackson Cnty KS USD#336 5.000% 09/01/34	250,000	285,268
Johnson & Miami Cnty KS Unif Sch Dist #230 5.500% 09/01/30	500,000	604,755
Johnson Cnty KS USD# 231 5.000% 10/01/25	250,000	304,520
Johnson Cnty KS USD #231 Unrefunded Ref & Impt Ser A 5.000% 10/01/24	400,000	400,724
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,00	513,885
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	102,858
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	168,594
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	267,823
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	112,601
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	112,562
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	111,376
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	238,068
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	337,935
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,134,660
Leavenworth Cnty KS Sch Dist #469 4.000% 09/01/30	320,000	348,602
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	115,141
Manhattan KS GO 5.000% 11/01/28	130,000	145,516
Miami Cnty KD USD #368 5.000% 09/01/27	250,000	289,660
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	296,175
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	279,025
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	270,975
Newton KS Unlimited GO 5.000% 09/01/21	100,000	117,870
Newton KS Unlimited GO 4.750% 09/01/29	435,000	485,156
Olathe KS GO 4.000% 10/01/19	100,000	105,603
Park City KS 5.100% 12/01/20	200,000	233,932
Park City KS 5.500% 12/01/24	100,000	116,245
Park City KS 6.000% 12/01/29	500,000	603,745
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	283,878
Reno County Kansas GO 4.000% 09/01/23	175,000	191,324
Salina KS GO 4.625% 10/01/27	200,000	213,628
Sedgwick Cnty KS USD #261 5.000% 11/01/21	250,000	275,657
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	281,607
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	115,135
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	558,778
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	16,759
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	831,945
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	272,275
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	595,546
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	411,991
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	567,330
Seward Cty KS USD #480 GO 5.000% 09/01/34	500,000	575,310
Seward Cty KS USD #480 GO 5.000% 09/01/33	500,000	571,270
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	674,761
Shawnee Cnty KS USD #345 (Seaman) GO 5.000% 9/01/25	250,000	305,093
Wichita KS GO 4.500% 09/01/22	150,000	163,371
Wichita KS GO 4.750% 09/01/27	180,000	195,827
Wyandotte Cnty KS GO 5.000% 08/01/19	150,000	159,414
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	273,287
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	545,085
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	116,276
Wyandotte Cnty KS USD #202 5.000% 09/01/25	250,000	304,265
		25,742,736
Health Care (19.9%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,083,800
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	288,665
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	290,830
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	114,536
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	545,430
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 11/15/22	500,000	513,985
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/32	410,000	434,145
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	529,250
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/25	250,000	274,795
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,079,980
KS Devl Fin Auth (Univ of KS Hosp Auth) 5.000% 03/01/28	755,000	839,417
KS Devl Fin Auth (Stormont Vail) Hlth Care Rev 4.125% 11/15/27	100,000	109,132
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	517,710
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	309,387
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	545,945
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	294,483
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	291,353
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	570,880
Olathe KS Hlth Fac Rev (Med Ctr) 5.000% 09/01/29	500,000	532,150
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	272,843
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/28	250,000	267,287
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/30	445,000	474,717
Sedgwick Cnty KS Health Care Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,024,420
Univ KS Hosp Auth 5.000% 09/01/26	100,000	105,086
Wichita KS (Via Christi Health Sys) Rev 5.000% 11/15/29	300,000	371,430
		11,681,656
Housing (0.4%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	25,000	25,020
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	195,000	195,663
		220,683
Other Revenue (19.7%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	163,627
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	355,793
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	385,780
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	108,324
*Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,120,750
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	534,845
KS Dev Fin Auth Athletic Fac Rev (K-St Athletics Inc) 5.000% 07/01/32	250,000	267,642
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,017
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,346,948
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	553,775
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	270,752
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	260,275
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 4.500% 11/01/17	125,000	138,178
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	390,281
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	254,080
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	274,130
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	274,335
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	100,000	110,140
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	540,415
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	555,975
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,122,610
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	546,920
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	289,647
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	661,788
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	571,270
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	452,988
		11,571,285
Transportation (0.7%)
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	276,085
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	105,000	117,490
		393,575
Utilities (10.9%)
Burlington KS Envrn Impt Rev Kansas City Power & Lights 4.650% 09/01/35	300,000	302,310
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	259,825
*KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,190,260
Kansas Power Pool Elec Util Rev 4.500% 12/01/28	500,000	537,360
Kansas Power Pool Elec Util Rev 5.000% 12/01/31	750,000	817,493
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	266,798
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	323,181
Wichita KS Wtr & Swr Rev 4.000% 10/01/18	200,000	218,860
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	226,498
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	562,345
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	283,480
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,448,462
		6,436,872

TOTAL MUNICIPAL BONDS (COST: $53,114,173)		$57,194,050

SHORT-TERM SECURITIES (1.6%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $934,651)	934,651	$934,651

TOTAL INVESTMENTS IN SECURITIES (COST: $54,048,824) (98.9%)		$58,128,701
OTHER ASSETS LESS LIABILITIES (1.1%)		636,798

NET ASSETS (100.0%)		$58,765,499

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 30, 2015.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 30, 2015 (unaudited)

Utilities	34.3%
Education	21.1%
General Obligation	17.5%
Health Care	11.7%
Other Revenue	8.1%
Cash Equivalents and Other	3.9%
Housing	2.0%
Transportation	1.4%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 30, 2015 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.1%)

Education (21.1%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$402,307
*Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,753,890
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	215,260
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	792,240
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	202,924
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	279,002
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	275,397
Polk Cnty Sch Dist #15 4.000% 12/15/31	400,000	405,348
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	533,175
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	619,140
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	269,800
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	656,214
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	272,305
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	276,662
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	314,903
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,142,620
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	288,995
		8,700,182
General Obligation (17.5%)
Buffalo County NE GO 4.000% 12/15/30	135,000	139,756
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	259,697
Hall Cnty NE Sch Dist #2 Grand Island 5.000% 12/15/23	500,000	522,190
Hall Cnty NE Sch Dist GO 5.000% 12/15/23	500,000	599,435
Knox Cnty Sch Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	253,990
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	104,329
*Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,573,134
Omaha, NE (Convention Center) G.O. 5.250% 04/01/27	1,000,000	1,346,240
Omaha NE Various Purpose 4.250% 10/15/26	500,000	533,435
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	288,580
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	279,435
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/23	250,000	265,720
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	265,845
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	280,357
Ralston NE Arena GO 4.500% 09/15/31	500,000	518,335
		7,230,478
Health Care (11.7%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	269,545
Douglas Cnty NE Hosp Auth #001 (Alegent Hlth - Immanuel Med Ctr) Rev 5.250% 09/01/21	250,000	250,280
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	266,760
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	555,170
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	858,330
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	469,095
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,035,190
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	287,130
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	286,717
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	285,262
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	281,810
		4,845,289
Housing (2.0%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	277,947
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	555,650
		833,597
Other Revenue (8.1%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	858,120
NE Cooperative Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	269,242
NE Cooperative Republican Platte Enhancement Project River 5.000% 12/15/38	160,000	170,608
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	522,670
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	122,922
*Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,187,210
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	213,072
		3,343,844
Transportation (1.4%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	590,165

Utilities (34.3%)
*Central Plains Energy Project 5.000% 09/01/27	1,000,000	1,141,860
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	563,815
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	554,995
Grand Island, NE Sewer Syst Rev 5.000% 09/15/26	250,000	299,465
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	547,925
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,166,370
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	257,643
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	262,050
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	316,641
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	454,388
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	275,548
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	270,760
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/24	750,000	844,028
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/26	250,000	280,520
Mun Energy Agy of NE Pwr Supply Rev 5.125% 04/01/24	195,000	220,604
Mun Energy Agy of NE 5.000% 04/01/30	500,000	576,300
Mun Energy Agy of NE 5.000% 04/01/32	100,000	113,109
NE Pub Pwr Dist Rev 5.000% 01/01/28	500,000	590,705
NE Pub Pwr Dist Rev 5.000% 01/01/26	250,000	278,928
NE Pub Pwr Dist Rev 5.000% 01/01/30	500,000	578,760
Omaha NE Metropolitan Util Wtr Dist Rev 4.375% 12/01/26	400,000	416,516
Omaha Pub Pwr Rev Elec Rev 5.250% 02/01/23	250,000	284,138
Omaha Pub Pwr Rev 5.500% 02/01/33	100,000	114,397
Omaha NE Pub Pwr Dist Elec Syst Rev 6.200% 02/01/17	395,000	424,416
Omaha Sanitation & Sewer 5.000% 11/15/29	250,000	306,913
Omaha Sanitation & Sewer 5.000% 11/15/30	250,000	306,178
Omaha Sanitation & Sewer 5.000% 11/15/31	500,000	611,380
Omaha NE Pub Pwr Dist (Elec Rev) 4.750% 02/01/25	250,000	259,510
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	267,003
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	1,000,000	1,051,440
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	265,755
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	283,712
		14,185,772

TOTAL MUNICIPAL BONDS (COST: $37,355,020)		$39,729,327

SHORT-TERM SECURITIES (2.9%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $1,186,256)	1,186,256	$1,186,256

TOTAL INVESTMENTS IN SECURITIES (COST: $38,541,276) (99.0%)		$40,915,583
OTHER ASSETS LESS LIABILITIES (1.0%)		410,535

NET ASSETS (100.0%)		$41,326,118

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 30, 2015.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 30, 2015 (unaudited)

Utilities	36.0%
Other Revenue	18.7%
Education	17.7%
Transportation	12.8%
General Obligation	9.0%
Health Care	2.6%
Cash Equivalents and Other	1.9%
Housing	1.3%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 30, 2015 (unaudited)

	Principal	Fair
	Amount	Value

MUNICIPAL BONDS (98.1%)

Education (17.7%)
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	335,000	342,802
OK Agric & Mech Colleges OK St Univ 5.000% 07/01/39	140,000	157,147
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	630,000	677,578
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	819,615
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	271,837
OK Dev Fin Auth OK St Higher Ed (Master Lease) 4.500% 06/01/26	250,000	259,777
OK DFA East Central Univ. 4.000% 08/01/30	280,000	307,493
OK DFA East Central Univ. 4.000% 08/01/31	290,000	317,463
OK DFA East Central Univ. 4.000% 08/01/32	305,000	332,688
OK DFA East Central Univ. 4.000% 08/01/33	315,000	342,506
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/22	500,000	510,185
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	255,092
*OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/30	1,000,000	1,020,370
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,081,480
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	250,915
Univ of OK Rev 5.000% 07/01/37	290,000	330,562
		7,277,510
General Obligation (9.0%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	198,875
Oklahoma City OK 4.250% 03/01/22	110,000	113,360
Oklahoma City OK 5.000% 03/01/27	400,000	443,496
Oklahoma City OK 4.000% 03/01/24	1,000,000	1,160,070
OK DFA Ok State Sys of Higher Ed Rev Lease Rev 5.000% 06/01/29	500,000	611,095
OK DFA Ok State Sys of Higher Ed Rev Lease Rev 5.000% 06/01/34	500,000	601,485
OK DFA Ok State Sys of Higher Ed Rev Lease Rev 5.000% 06/01/39	500,000	591,005
		3,719,386

Health Care (2.6%)
OK Dev Fin Auth (St John Health Syst) 5.000% 02/15/42	250,000	281,010
OK Devl Finance Auth (St John Health Sys) 5.000% 02/15/37	10,000	10,915
OK Devl Finance Auth (St John Health Sys) 5.000% 02/15/37	490,000	512,922
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	272,455
		1,077,302
Housing (1.3%)
OK Hsg Fin 5.050% 09/01/23	230,000	234,112
OK Hsg Fin 5.150% 09/01/29	115,000	116,898
OK Hsg Fin 5.200% 09/01/32	115,000	117,358
OK Hsg Fin Single Family Mtg Rev 5.100% 03/01/17	25,000	25,690
OK Hsg Fin Single Family Mtg Rev 5.100% 09/01/17	20,000	20,579
		514,637
Other Revenue (18.7%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	304,554
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	275,515
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/32	250,000	284,362
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/34	500,000	564,865
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/33	250,000	283,717
Oklahoma City OK Pub Auth (OK City Fairgrounds Fac) 5.500% 10/01/19	250,000	258,477
Oklahoma City Pub Property Hotel Tax Rev 4.500% 10/01/31	155,000	163,062
OK Dev Fin Auth Lease Rev 5.000% 06/01/24	350,000	434,396
OK Dev Fin Auth Lease Rev 5.000% 06/01/39	500,000	586,960
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	519,040
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	104,137
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	103,802
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	207,972
OK State Water Resources Board Rev. 5.000% 10/01/29	250,000	305,703
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	163,499
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	558,220
Tahlequah, OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	614,966
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	472,500
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	256,586
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	278,041
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	405,590
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	548,250
		7,694,214
Transportation (12.8%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	276,558
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	274,128
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,128,030
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,124,250
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	289,058
OK St Turnpike Auth Rev 5.000% 01/01/23	500,000	603,655
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	290,668
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	126,871
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.375% 06/01/24	275,000	278,699
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	126,868
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	504,570
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	252,658
		5,276,013
Utilities (36.0%)
Claremore, OK (Public Works Util Rev.) 4.000% 07/01/19	300,000	335,835
Clinton OK Public Works Auth Utility 4.000% 12/01/34	750,000	809,903
Clinton OK Public Works Auth Utility 4.000% 12/01/39	500,000	515,655
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	110,628
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	253,173
Glenpool Util Rev 5.100% 12/01/35	250,000	286,325
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,124,230
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	218,024
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,318,220
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	100,011
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,318,520
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	265,090
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	294,130
#Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	100,000	121,915
#Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/39	175,000	187,892
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,606,313
OK Wtr Resources Brd 5.000% 04/01/28	500,000	576,995
OK Wtr Resources Brd 5.000% 04/01/32	140,000	165,084
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,000	123,523
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	184,218
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	170,297
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	109,056
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	879,765
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	102,532
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	625,647
		14,802,981

TOTAL MUNICIPAL BONDS (COST: $38,028,674)		$40,362,043

SHORT-TERM SECURITIES (1.7%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $695,096)	695,096	$695,096

TOTAL INVESTMENTS IN SECURITIES (COST: $38,723,770) (99.8%)		$41,057,139
OTHER ASSETS LESS LIABILITIES (0.2%)		63,910

TOTAL ASSETS (100.0%)		$41,121,049

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#	When-issued purchase as of January 30, 2015.

^	Variable rate security; rate shown represents rate as of January 30, 2015.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 30, 2015 (unaudited)

Health Care	24.3%
General Obligation	19.2%
Education	14.4%
Transportation	14.3%
Housing	10.8%
Other Revenue	8.6%
Utilities	6.0%
Cash Equivalents and Other	2.4%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 30, 2015 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.6%)

Education (14.4%)
ME Ed Loan Auth Student Loan Rev 5.875% 12/01/39	$130,000	$143,369
ME Ed Loan Auth 4.450% 12/01/25	100,000	109,953
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	800,228
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	142,037
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	280,627
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	306,339
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	115,480
Univ of ME Sys Rev 4.625% 03/01/29	100,000	105,180
*Univ of ME Sys Rev 4.750% 03/01/37	550,000	574,173
		2,577,386
General Obligation (19.2%)
Auburn, ME GO 4.500% 09/01/22	100,000	120,311
Bangor ME 4.000% 09/01/24	155,000	168,680
Falmouth ME GO 4.250% 11/15/31	200,000	222,794
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	114,589
Gray ME Unlimited GO 4.000% 10/15/26	280,000	308,148
Gray ME Unlimited GO 4.000% 10/15/27	280,000	307,235
State of Maine General Obligation 4.000% 06/01/20	150,000	174,479
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	282,840
Portland ME 4.250% 05/01/29	150,000	161,890
Portland ME 4.125% 10/01/29	100,000	109,457
Portland ME UNLTD GO 5.000% 08/01/21	125,000	154,844
Portland ME 5.000% 08/01/22	125,000	152,308
Saco ME GO 4.000% 04/01/28	100,000	109,404
Scarborough, ME GO 4.000% 11/01/28	100,000	111,534
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	274,968
ME Sch Adminstrative Dist # 51 4.000% 10/15/29	100,000	115,793
Waterville ME GO 4.000% 07/01/25	135,000	152,488
Waterville ME GO 3.000% 04/01/25	250,000	272,687
Wells - Ogunquit Community School Dist. 4.000% 11/01/24	100,000	118,879
		3,433,328
Health Care (24.3%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	500,000	590,320
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	15,000	16,662
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	669,823
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	127,433
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	293,093
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	276,490
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	235,000	256,545
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	215,406
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	232,874
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	180,000	212,049
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	250,000	306,515
ME St Hlth & Hgr Ed Ed Facs Auth Rev 5.000% 07/01/30	500,000	578,805
ME St Hlth & Hgr Ed Ed Facs Auth Rev 5.000% 07/01/31	500,000	573,955
		4,349,970
Housing(10.8%)
ME St Hlth & Hgr Ed Ed Facs Auth Rev 5.000% 07/01/29	1,000,000	1,159,380
ME St Hsg Auth 4.000% 11/15/24	65,000	68,673
ME St Hsg Auth 4.450% 11/15/30	100,000	103,675
ME St Hsg Auth 4.700% 11/15/27	225,000	233,667
ME St Hsg Auth 4.375% 11/15/25	100,000	102,669
ME St Hsg Auth 5.150% 11/15/32	250,000	253,435
		1,921,499
Other Revenue (8.6%)
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	220,468
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/34	250,000	299,912
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	134,346
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	151,500

Maine Municipal Bond Bank 5.000% 11/01/27	$100,000	$123,192
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,009
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	593,805
		1,528,232
Transportation (14.3%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,150,020
Maine State Turnpike Auth 4.000% 07/01/32	250,000	270,020
ME St Tpk Auth 5.125% 07/01/30	500,000	506,165
Portland ME Airport Rev 5.250% 01/01/35	250,000	277,635
Portland ME Airport Rev 5.000% 07/01/22	100,000	119,203
Portland ME Airport Rev 5.000% 07/01/23	100,000	120,533
Portland ME Airport Rev 5.000% 07/01/24	100,000	119,949
		2,563,525
Utilities (6.0%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	540,445
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	528,900
		1,069,345

TOTAL MUNICIPAL BONDS (COST: $16,408,243)		$17,443,285

SHORT-TERM SECURITIES (1.8%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $320,602)	320,602	$320,602

TOTAL INVESTMENTS IN SECURITIES (COST: $16,728,845) (99.4%)		$17,763,887
OTHER ASSETS LESS LIABILITIES (0.6%)		110,864

NET ASSETS (100.0%)		$17,874,751

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 30, 2015.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 30, 2015 (unaudited)

General Obligation	36.2%
Health Care	18.8%
Education	11.9%
Housing	11.3%
Cash Equivalents and Other	11.3%
Utilities	4.7%
Other Revenue	3.3%
Transportation	2.5%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 30, 2015 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (88.7%)

Education (11.9%)
NH Health & Educ Facs Auth (Pinkerton Academy) 4.625% 06/01/30	$50,000	$55,205
NH Health & Educ Facs Auth (Pinkerton Academy) 4.875% 06/01/35	70,000	76,787
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	214,770
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	114,772
NH Health & Ed Facs Dartmouth College 5.250% 06/01/39	100,000	114,942
		576,476
General Obligation (36.2%)
Carroll County NH UNLTD GO 4.000% 08/01/20	100,000	114,576
*Concord NH 4.000% 01/15/24	100,000	116,940
Dover NH GO 4.000% 6/15/28	100,000	110,780
Hillsborough NH GO 4.000% 11/01/20	100,000	101,209
Hillsborough NH GO 4.000% 11/01/21	100,000	101,231
Hooksett, NH Sch Dist GO 5.000% 07/15/22	100,000	123,047
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	110,247
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	110,949
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	110,949
Nashua NH Unltd Go Capital Impt 3.000% 10/15/21	100,000	110,962
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	191,461
NH St Cap Impt GO 4.750% 03/01/27	100,000	112,518
Portsmouth NH GO Cap Impt 4.000% 08/01/19	100,000	101,679
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	109,952
Salem NH School Disttrict GO 5.000% 11/15/24	100,000	126,381
		1,752,881
Health Care (18.8%)
NH Health & Ed Facs Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	113,986
NH Health & Ed Facs Conway Hosp 5.250% 06/01/16	100,000	104,187
NH Health & Ed Facs Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	107,960
NH Health & Ed Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	108,156
*NH Health & Ed Rev Covenant Health 5.000% 07/01/31	150,000	160,125
NH Health & Ed Rev Catholic Med Center 5.000% 07/01/24	100,000	116,640
*NH St Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	116,559
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	82,994
		910,607
Housing (11.3%)
NH St Hsg Single Fam Rev 4.900% 07/01/25	60,000	60,214
NH St Hsg Single Fam Rev 5.000% 07/01/30	55,000	55,202
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	80,000	82,017
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	155,858
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	80,000	84,870
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	107,555
		545,716
Other Revenue (3.3%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	157,305

Transportation (2.5%)
New Hampshire State Turnpike System 5.000% 08/01/25	100,000	121,345

Utilities (4.7%)
NH St Business Fin Auth Wtr Fac Rev Amt Ref Pennuchuck Wtr Wks Inc Proj Ser A 5.000% 01/01/29	100,000	114,604
NH St Business Fin Auth Wtr Fac Rev Amt Ref Pennuchuck Wtr Wks Inc Proj Ser A 5.000% 01/01/30	100,000	113,771
		228,375

TOTAL MUNICIPAL BONDS (COST: $4,100,349)		$4,292,705

SHORT-TERM SECURITIES (10.8%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $523,697)	523,697	$523,697

TOTAL INVESTMENTS IN SECURITIES (COST: $4,624,046) (99.5%)		$4,816,402
OTHER ASSETS LESS LIABILITIES (0.5%)		22,567

NET ASSETS (100.0%)		$4,838,969

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 30, 2015.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 30, 2015 (unaudited)

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$54,048,824	$38,541,276	$38,723,770	$16,728,845	$4,624,046

Investments in securities, at fair value	$58,128,701	$40,915,583	$41,057,139	$17,763,887	$4,816,402
Cash	0	15,000	0	0	0
Receivable for Fund shares sold	1,000	67,963	92,215	0	5,346
Accrued dividends receivable	9	8	7	7	4
Accrued interest receivable	820,135	409,313	406,156	142,310	31,274
Prepaid expenses	2,400	3,934	2,482	1,079	293
Total assets	$58,952,245	$41,411,801	$41,557,999	$17,907,283	$4,853,319

LIABILITIES
Payable for securities purchased	$0	$0	$309,386	$0	$0
Payable for Fund shares redeemed	81,831	0	41,922	0	0
Dividends payable	41,701	36,830	40,237	11,290	2,737
Trustees' fees payable	305	212	212	93	24
Payable to affiliates	47,423	37,206	34,042	13,967	6,750
Accrued expenses	15,486	11,435	11,151	7,182	4,839
Total liabilities	$186,746	$85,683	$436,950	$32,532	$14,350

NET ASSETS	$58,765,499	$41,326,118	$41,121,049	$17,874,751	$4,838,969

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$55,189,633	$39,218,571	$39,215,104	$16,818,548	$4,663,500
Accumulated net realized gain (loss) on investments	(508,686)	(270,271)	(428,228)	8,773	(26,853)
Accumulated undistributed net investment income (loss)	4,675	3,511	804	12,388	9,966
Unrealized appreciation (depreciation) on investments	4,079,877	2,374,307	2,333,369	1,035,042	192,356

NET ASSETS	$58,765,499	$41,326,118	$41,121,049	$17,874,751	$4,838,969

Shares outstanding	5,308,224	3,868,672	3,462,578	1,588,058	442,361
Net asset value per share*	$11.07	$10.68	$11.88	$11.26	$10.94
Public offering price (sales charge of 3.75%)	$11.50	$11.10	$12.34	$11.70	$11.37

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 30, 2015 (unaudited)

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$1,109,802	$747,406	$686,012	$296,109	$75,952
Dividends	123	63	150	85	19
Total investment income	$1,109,925	$747,469	$686,162	$296,194	$75,971

EXPENSES
Investment advisory fees	$147,381	$100,349	$100,385	$43,809	$11,458
Distribution (12b-1) fees	73,690	50,174	50,192	21,905	5,729
Transfer agent fees	41,267	28,098	28,108	12,267	3,208
Administrative service fees	53,267	40,098	40,108	24,267	15,208
Professional fees	6,068	4,509	4,291	2,632	1,624
Reports to shareholders	1,824	1,095	948	537	164
License, fees, and registrations	1,341	2,767	2,002	1,122	584
Audit fees	7,265	4,966	4,923	2,165	556
Trustees' fees	1,510	1,027	1,026	448	117
Transfer agent out-of-pockets	2,763	1,608	1,385	770	252
Custodian fees	3,095	2,082	2,067	1,119	474
Legal fees	1,950	1,327	1,327	580	151
Insurance expense	513	347	332	146	40
Total expenses	$341,934	$238,447	$237,094	$111,767	$39,565
Less expenses waived or reimbursed	(53,067)	(41,763)	(40,340)	(25,901)	(17,108)
Total net expenses	$288,867	$196,684	$196,754	$85,866	$22,457

NET INVESTMENT INCOME (LOSS)	$821,058	$550,785	$489,408	$210,328	$53,514

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(10,712)	$6,488	$8,929	$15,010	$2,319
Net change in unrealized appreciation (depreciation) on investments	1,178,972	1,086,370	941,886	391,350	84,824
Net realized and unrealized gain (loss) on investments	$1,168,260	$1,092,858	$950,815	$406,360	$87,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,989,318	$1,643,643	$1,440,223	$616,688	$140,657

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 30, 2015 (unaudited)

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$821,058	$550,785	$489,408	$210,328	$53,514
Net realized gain (loss) from investment transactions	(10,712)	6,488	8,929	15,010	2,319
Net change in unrealized appreciation (depreciation) on investments	1,178,972	1,086,370	941,886	391,350	84,824
Net increase (decrease) in net assets resulting from operations	$1,989,318	$1,643,643	$1,440,223	$616,688	$140,657

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(820,631)	$(550,563)	$(489,353)	$(209,585)	$(52,531)
Total distributions	$(820,631)	$(550,563)	$(489,353)	$(209,585)	$(52,531)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,957,120	$1,927,703	$3,060,574	$667,626	$399,976
Proceeds from reinvested dividends	568,714	330,768	258,410	144,272	35,840
Cost of shares redeemed	(4,445,162)	(1,759,782)	(1,944,071)	(795,626)	(368,894)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,919,328)	$498,689	$1,374,913	$16,272	$66,922

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(750,641)	$1,591,769	$2,325,783	$423,375	$155,048
NET ASSETS, BEGINNING OF PERIOD	$59,516,140	39,734,349	$38,795,266	$17,451,376	$4,683,921
NET ASSETS, END OF PERIOD	$58,765,499	$41,326,118	$41,121,049	$17,874,751	$4,838,969

Accumulated undistributed net investment income	$4,675	$3,511	$804	$12,388	$9,966

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2014

					New
	Kansas	Nebraska	Oklahoma	Maine	Hampshire
	Municipal	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,795,219	$1,161,335	$1,068,486	$467,251	$128,894
Net realized gain (loss) from investment transactions	(203,844)	(169,547)	(114,349)	(6,237)	(28,820)
Net change in unrealized appreciation (depreciation) on investments	1,826,352	1,784,976	1,442,340	332,816	109,055
Net increase (decrease) in net assets resulting from operations	$3,417,727	$2,776,764	$2,396,477	$793,830	$209,129

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,794,350)	$(1,160,828)	$(1,068,379)	$(465,827)	$(126,990)
Total distributions	$(1,794,350)	$(1,160,828)	$(1,068,379)	$(465,827)	$(126,990)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,249,385	$1,680,840	$4,674,416	$1,129,308	$257,076
Proceeds from reinvested dividends	1,227,022	706,079	556,905	311,490	81,078
Cost of shares redeemed	(9,988,156)	(5,901,017)	(9,315,278)	(2,019,448)	(909,202)
Net increase (decrease) in net assets resulting from capital share transactions	$(6,511,749)	$(3,514,098)	$(4,083,957)	$(578,650)	$(571,048)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,888,372)	$(1,898,162)	$(2,755,859)	$(250,647)	$(488,909)
NET ASSETS, BEGINNING OF PERIOD	$64,404,512	41,632,511	$41,551,125	$17,702,023	$5,172,830
NET ASSETS, END OF PERIOD	$59,516,140	$39,734,349	$38,795,266	$17,451,376	$4,683,921

Accumulated undistributed net investment income	$4,248	$3,289	$749	$11,645	$8,983

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Integrity Managed Portfolios (the "Trust") was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of five series (the "Funds").

The Kansas Municipal Fund ("KS Muni Fund"), Nebraska Municipal Fund ("NE Muni Fund"), and Oklahoma Municipal Fund ("OK Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax as is consistent with preservation of capital. The Maine Municipal Fund ("ME Muni Fund") and New Hampshire Municipal Fund ("NH Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax (interest and dividend tax with respect to New Hampshire) without assuming undue risk.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds' investments. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company's net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds' Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2010.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Reporting period end date—For financial reporting purposes, the last day of the reporting period will be the last business day of the month.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds' investments as of January 30, 2015:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Short-Term Securities	$934,651	$0	$0	$934,651
	Municipal Bonds	0	57,194,050	0	57,194,050
	Total	$934,651	$57,194,050	$0	$58,128,701

NE Muni Fund	Short-Term Securities	$1,186,256	$0	$0	$1,186,256
	Municipal Bonds	0	39,729,327	0	39,729,327
	Total	$1,186,256	$39,729,327	$0	$40,915,583

OK Muni Fund	Short-Term Securities	$695,096	$0	$0	$695,096
	Municipal Bonds	0	40,362,043	0	40,362,043
	Total	$695,096	$40,362,043	$0	$41,057,139

ME Muni Fund	Short-Term Securities	$320,602	$0	$0	$320,602
	Municipal Bonds	0	17,443,285	0	17,443,285
	Total	$320,602	$17,443,285	$0	$17,763,887

NH Muni Fund	Short-Term Securities	$523,697	$0	$0	$523,697
	Municipal Bonds	0	4,292,705	0	4,292,705
	Total	$523,697	$4,292,705	$0	$4,816,402

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the six months ended January 30, 2015. There were no transfers into or out of Level 1 or Level 2 during the six months ended January 30, 2015. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 30, 2015.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 30, 2015, were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Purchases	$1,723,205	$1,917,133	$5,898,412	$2,777,951	$352,358
Sales	$2,830,000	$1,340,000	$1,044,000	$1,662,300	$437,000

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Six Months Ended 1/30/15:	Fund	Fund	Fund	Fund	Fund
Shares sold	178,366	183,149	262,164	60,229	36,929
Shares issued on reinvestment of dividends	51,899	31,399	22,037	12,983	3,312
Shares redeemed	(405,565)	(167,081)	(165,987)	(71,559)	(34,156)
Net increase (decrease)	(175,300)	47,467	118,214	1,653	6,085

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/31/14:	Fund	Fund	Fund	Fund	Fund
Shares sold	209,797	165,008	408,076	103,905	24,096
Shares issued on reinvestment of dividends	114,553	69,285	48,847	28,636	7,632
Shares redeemed	(938,341)	(582,370)	(821,520)	(186,424)	(85,817)
Net increase (decrease)	(613,991)	(348,077)	(364,597)	(53,883)	(54,089)

NOTE 6: Income Tax Information

At July 31, 2014, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Investments at cost	$56,557,368	$38,102,344	$37,117,250	$16,677,802	$4,542,913
Unrealized appreciation	$3,066,350	$1,465,084	$1,445,901	$683,432	$131,727
Unrealized depreciation	(161,197)	(173,858)	(53,669)	(28,095)	(15,212)
Net*	$2,905,153	$1,291,226	$1,392,232	$655,337	$116,515

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Tax-exempt income distributions paid or accrued were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Tax-exempt income:	Fund	Fund	Fund	Fund	Fund
Year Ended 7/31/14	$1,794,350	$1,160,828	$1,068,379	$465,827	$126,990
Year Ended 7/31/13	$1,803,754	$1,267,606	$1,183,754	$508,520	$136,136

As of July 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Accumulated capital and other losses	($410,381)	($244,694)	($399,242)	$0	($29,172)
Unrealized appreciation/(depreciation)*	2,905,153	1,291,226	1,392,232	655,337	116,515
Total accumulated earnings/(deficit)	$2,494,772	$1,046,532	$992,990	$655,337	$87,343

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 ("Act"), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds' capital loss carryforward amounts as of July 31, 2014 are as follows:

	KS Muni Fund	NE Muni Fund	OK Muni Fund	NH Muni Fund
Expires in 2015	240,848	-	-	-
Expires in 2016	-	-	-	529
Expires in 2018	-	-	260,308	-
Non-expiring S-T losses	133,526	166,193	18,258	8,318
Non-expiring L-T losses	36,007	78,501	120,676	20,325
Total	$410,381	$244,694	$399,242	$29,172

For the year ended July 31, 2014, KS Muni Fund has expired capital loss carryforwards of $388,935. Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2014, KS Muni Fund, NE Muni Fund, OK Muni Fund, and ME Muni Fund deferred to August 1, 2014, post-October capital losses of $87,593, $32,065, $37,916, and $6,237, respectively.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management ("VFM"), the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and IFS, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of the each Fund's average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses and acquired fund fees and expenses through November 29, 2015, so that the net annual operating expenses do not exceed 0.98%. After November 29, 2015, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/30/15	Payable at 1/30/15
	Advisory Fees	Advisory Fees
KS Muni Fund	$147,381	$24,463
NE Muni Fund	$100,349	$17,008
OK Muni Fund	$100,385	$17,023
ME Muni Fund	$43,809	$7,439
NH Muni Fund	$11,458	$1,965

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sale proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/30/15			Payable at 1/30/15
	Sales		Distribution	Sales		Distribution
	Charges	CDSC	Fees	Charges	CDSC	Fees
KS Muni Fund	$42,053	$0	$73,690	$2,378	$0	$12,231
NE Muni Fund	$41,574	$0	$50,174	$6,220	$0	$8,504
OK Muni Fund	$39,824	$0	$50,192	$3,089	$0	$8,511
ME Muni Fund	$11,109	$0	$21,905	$555	$0	$3,720
NH Muni Fund	$7,471	$0	$5,729	$3,406	$0	$983

IFS acts as the Funds' transfer agent for a monthly variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/30/15				Payable at 1/30/15
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees Net*	Fees Waived	Fees Net*	Fees Waived	Fees*	Fees*
KS Muni Fund	$20,865	$23,165	$23,365	$29,902	$4,514	$3,837
NE Muni Fund	$12,499	$17,207	$15,542	$24,556	$2,826	$2,648
OK Muni Fund	$12,871	$16,622	$16,390	$23,718	$2,694	$2,725
ME Muni Fund	$4,340	$8,697	$7,063	$17,204	$1,071	$1,182
NH Muni Fund	$480	$2,980	$1,080	$14,128	$200	$196

*	After waviers

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund's portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/30/15+	7/31/14	7/31/13	7/31/12	7/29/11	7/30/10
NET ASSET VALUE, BEGINNING OF PERIOD	$10.85	$10.56	$11.12	$10.64	$10.70	$10.45

Income (loss) from investment operations:
Net investment income (loss)	$0.15	$0.32	$0.30	$0.37	$0.37	$0.38
Net realized and unrealized gain (loss) on investments[3]	0.22	0.29	(0.56)	0.48	(0.06)	0.25
Total from investment operations	$0.37	$0.61	$(0.26)	$0.85	$0.31	$0.63

Distributions from net investment income	$(0.15)	$(0.32)	$(0.30)	$(0.37)	$(0.37)	$(0.38)

NET ASSET VALUE, END OF PERIOD	$11.07	$10.85	$10.56	$11.12	$10.64	$10.70

Total Return (excludes any applicable sales charge)	3.46%#	5.81%	(2.37%)	8.07%	3.02%	6.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$58,765	$59,516	$64,405	$48,093	$45,175	$47,465
Ratio of expenses to average net assets after waivers[1,2]*	0.98%^	1.01%	1.08%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.16%^	1.16%	1.17%	1.18%	1.30%	1.33%
Ratio of net investment income to average net assets[1,2]*	2.79%^	2.95%	2.75%	3.36%	3.54%	3.58%
Portfolio turnover rate	3.03%	6.63%	13.40%	11.46%	8.31%	15.34%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

^	Annualized

+	Unaudited.

#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/30/15+	7/31/14	7/31/13	7/31/12	7/29/11	7/30/10
NET ASSET VALUE, BEGINNING OF PERIOD	$10.40	$9.99	$10.69	$10.20	$10.22	$10.01

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.29	$0.29	$0.34	$0.35	$0.35
Net realized and unrealized gain (loss) on investments[3]	0.28	0.41	(0.70)	0.49	(0.02)	0.21
Total from investment operations	$0.42	$0.70	$(0.41)	$0.83	$0.33	$0.56

Distributions from net investment income	$(0.14)	$(0.29)	$(0.29)	$(0.34)	$(0.35)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$10.68	$10.40	$9.99	$10.69	$10.20	$10.22

Total Return (excludes any applicable sales charge)	4.11%#	7.14%	(3.96%)	8.23%	3.29%	5.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$41,326	$39,734	$41,633	$46,038	$35,808	$33,816
Ratio of expenses to average net assets after waivers[1,2]*	0.98%^	1.01%	1.08%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.19%^	1.20%	1.20%	1.21%	1.33%	1.37%
Ratio of net investment income to average net assets[1,2]*	2.74%^	2.89%	2.72%	3.22%	3.44%	3.41%
Portfolio turnover rate	3.46%	3.88%	23.65%	12.38%	11.01%	18.92%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

^	Annualized

+	Unaudited.

#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/30/15+	7/31/14	7/31/13	7/31/12	7/29/11	7/30/10
NET ASSET VALUE, BEGINNING OF PERIOD	$11.60	$11.20	$11.93	$11.24	$11.19	$10.78

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.31	$0.32	$0.34	$0.40	$0.40
Net realized and unrealized gain (loss) on investments[3]	0.28	0.40	(0.73)	0.69	0.05	0.41
Total from investment operations	$0.42	$0.71	$(0.41)	$1.03	$0.45	$0.81

Distributions from net investment income	$(0.14)	$(0.31)	$(0.32)	$(0.34)	$(0.40)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$11.8	$11.60	$11.20	$11.93	$11.24	$11.19

Total Return (excludes any applicable sales charge)	3.67%#	6.42%	(3.54%)	9.30%	4.15%	7.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$41,121	$38,795	$41,551	$43,253	$33,156	$35,506
Ratio of expenses to average net assets after waivers[1,2]*	0.98%^	1.01%	1.08%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.18%^	1.19%	1.18%	1.19%	1.32%	1.35%
Ratio of net investment income to average net assets[1,2]*	2.44%^	2.72%	2.70%	2.93%	3.62%	3.61%
Portfolio turnover rate	2.81%	1.41%	9.54%	17.72%	13.35%	9.36%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

^	Annualized

+	Unaudited.

#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/30/15+	7/31/14	7/31/13	7/31/12	7/29/11	7/30/10
NET ASSET VALUE, BEGINNING OF PERIOD	$11.00	$10.79	$11.36	$10.77	$10.85	$10.62

Income (loss) from investment operations:
Net investment income (loss)	$0.13	$0.29	$0.31	$0.34	$0.34	$0.35
Net realized and unrealized gain (loss) on investments[3]	0.26	0.21	(0.57)	0.59	(0.08)	0.23
Total from investment operations	$0.39	$0.50	$(0.26)	$0.93	$0.26	$0.58

Distributions from net investment income	$(0.13)	$(0.29)	$(0.31)	$(0.34)	$(0.34)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$11.26	$11.00	$10.79	$11.36	$10.77	$10.85

Total Return (excludes any applicable sales charge)	3.59%#	4.72%	(2.37%)	8.79%	2.50%	5.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$17,875	$17,451	$17,702	$18,084	$16,176	$16,467
Ratio of expenses to average net assets after waivers[1,2]*	0.98%^	1.01%	1.08%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.28%^	1.28%	1.27%	1.29%	1.41%	1.46%
Ratio of net investment income to average net assets[1,2]*	2.40%^	2.70%	2.76%	3.11%	3.22%	3.21%
Portfolio turnover rate	10.24%	11.27%	11.52%	1.87%	8.00%	38.11%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

^	Annualized

+	Unaudited.

#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/30/15+	7/31/14	7/31/13	7/31/12	7/29/11	7/30/10
NET ASSET VALUE, BEGINNING OF PERIOD	$10.74	$10.55	$11.07	$10.66	$10.73	$10.50

Income (loss) from investment operations:
Net investment income (loss)	$0.12	$0.28	$0.28	$0.33	$0.35	$0.33
Net realized and unrealized gain (loss) on investments[3]	0.20	0.19	(0.52)	0.41	(0.07)	0.23
Total from investment operations	$0.32	$0.47	$(0.24)	$0.74	$0.28	$0.56

Distributions from net investment income	$(0.12)	$(0.28)	$(0.28)	$(0.33)	$(0.35)	$(0.33)

NET ASSET VALUE, END OF PERIOD	$10.94	$10.74	$10.55	$11.07	$10.66	$10.73

Total Return (excludes any applicable sales charge)	3.04%#	4.53%	(2.19%)	7.04%	2.64%	5.38%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,839	$4,684	$5,173	$4,854	$4,150	$3,858
Ratio of expenses to average net assets after waivers[1,2]*	0.98%^	1.01%	1.08%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.73%^	1.71%	1.67%	1.78%	1.93%	2.47%
Ratio of net investment income to average net assets[1,2]*	2.33%^	2.68%	2.62%	3.07%	3.30%	3.11%
Portfolio turnover rate	8.40%	4.85%	10.57%	13.73%	10.19%	21.12%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

^	Annualized

+	Unaudited.

#	Not Annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	7/31/2014	1/30/2015	Period*	Ratio
Kansas Municipal Fund
Actual	$1,000.00	$1,034.55	$4.98	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.17	$4.95	0.98%
Nebraska Municipal Fund
Actual	$1,000.00	$1,041.07	$5.00	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.17	$4.95	0.98%
Oklahoma Municipal Fund
Actual	$1,000.00	$1,036.66	$4.99	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.17	$4.95	0.98%
Maine Municipal Fund
Actual	$1,000.00	$1,035.91	$4.99	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.17	$4.95	0.98%
New Hampshire Municipal Fund
Actual	$1,000.00	$1,030.35	$4.97	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.17	$4.95	0.98%

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 180 days in one-half year period, and dividend by 360 days in the fiscal year (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Viking Fund Management, LLC ("Viking" or "Adviser"), the Fund's investment adviser; Integrity Funds Distributor, LLC ("IFD"), the Fund's underwriter; and Integrity Fund Services, LLC ("IFS"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor"), the Fund's sponsor.

The approval and the continuation of a fund's investment advisory agreement must be specifically approved at least annually (1) by a vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "Interested Persons" of any party ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund's adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on November 5, 2014, the Board of Trustees, including a majority of the Independent Trustees of the Fund, renewed the Management and Investment Advisory Agreement ("Advisory Agreement") between the Funds and Viking.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreement nor "interested persons" of any such party (as such term is defined for regulatory purposes), unanimously renewed the Advisory Agreement. In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the renewal of the Advisory Agreement, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the renewal of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the relevant fund's investment performance as compared to standardized industry performance data;

(d)	the adviser's costs and profitability of furnishing the investment management services to the fund;

(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;

(f)	an analysis of the rates charged by other investment advisers of similar funds;

(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser's services and its fees, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Funds, the Trustees considered, among other things, the fees, the Fund's past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to each Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser's commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services: The Investment Adviser currently provides services to eleven funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund's future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has numerous years of experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment performance: Upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory. In addition, each of the Funds has been meeting its investment objective.

As of August 31, 2014, the risk for: (1) Kansas Municipal Fund was average overall and for the 3 and 5-year time periods. It had a below average risk for the 10-year period; (2) Nebraska Municipal Fund was above average overall and for the 3 and 5-year time periods. It had average risk for the 10-year period; (3) Oklahoma Municipal Fund was high overall and for the 5 and 10-year time periods. It had above average risk for the 3-year period; (4) New Hampshire Municipal Fund was low overall and for the 3 and 10-year time period. It had below average risk for the 5-year period; (5) Maine Municipal Fund was average overall and for the 3 and 5-year time periods. It had below average risk for the 10-year period.

As of August 31, 2014, the Fund return rating for: (1) Kansas Municipal Fund was below average overall and for the 3-year, 5-year, and 10-year time periods; (2) Nebraska Municipal Fund was below average overall and for the 3-year, 5-year, and 10-year time periods. (3) Oklahoma Municipal Fund was average overall and for the 5 and 10-year time periods. It had a below average return rating for the 3-year period; (4) New Hampshire Municipal Fund was low overall and for the 3-year, 5-year, and 10-year time periods; (5) Maine Municipal Fund was below average overall and for the 3-year, 5-year, and 10-year time periods.

As of August 31, 2014, the Fund performance for: (1) Kansas Municipal Fund for the 1, 3, 5 and 10-year periods were below its index. The returns for the 1, 3, 5, and 10 year periods were at or above its median classification; (2) Nebraska Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and the returns for the 1, 3, 5 and 10-year periods were at or above its median classification; (3) Oklahoma Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index. Its returns for the 1, 3, 5, and 10-year periods were above its median classification; (4) New Hampshire Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index. The 1, 3, 5 and 10-year periods returns were below its median classification. (5) Maine Municipal Fund returns for the 1, 3, 5, and 10-year periods were below its index, and the returns for the 1, 5, and 10-year periods were below its median classification but at its median classification for its 3-year period.

Profitability: In connection with its review of fees, the Board also considered the profitability of Viking for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and Viking. Based on the information provided, the Board concluded that the level of profitability was reasonable in light of the services provided.

Economies of scale: The Board discussed the benefits for the Funds as the Adviser could realize economies of scale as each of the Funds grow larger, but the size of the Funds has not reached an asset level to benefit from economies of scale. The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if a Fund reaches an asset level where it could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: A comparison of the management fees charged by the Advisor seemed reasonable to the Trustees when compared to similar funds in objective and size. The Adviser is voluntarily waiving advisory fees to a certain degree due to the small size of the Funds.

Expense ratios of the applicable fund as compared to data for comparable funds: Each of the Fund's net expense ratios of 0.98% was comparable to the average and median expense ratio of other funds of similar objective and size.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to renew the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Viking, the strategic plan involving the Funds, and the potential for increased distribution and growth of the Funds. They determined that, after considering all relevant factors, the renewal of the Advisory Agreement would be in the best interest of each of the Funds and its shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

Shannon D. Radke is a Governor, President, and Chief Executive Officer of Corridor. He owns membership interests of approximately 9.8% in Corridor. He initially received membership interests, without a cash investment, in exchange for contributions to Corridor (including experience in the mutual fund industry and personal guaranties of bank financing) and, in addition, in exchange for his interest in Viking. Mr. Radke also purchased a portion of his membership interests in Corridor. Certain other current employees of Corridor own, in the aggregate, approximately 29%-30%% of the total membership interests in Corridor, with those employees individually owning an interest of 0.07% to 1.99%. They initially received their membership interests in exchange for their experience and role in the operations of Corridor; some have since purchased a portion of their membership interests.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. The compensation of Monte Avery, Shannon Radke, and Josh Larson (the "Portfolio Manager" of the Funds), is based on salary paid every other week. The Portfolio Managers are not compensated for client retention. In addition, Corridor sponsors a 401(K) plan for all its employees. This plan is funded by employee elective deferrals and a match up to 6% by Corridor of the employees gross pay.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

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Equity Funds

Williston Basin/Mid-North America Stock Fund (ICPAX/ICPUX)

Integrity Dividend Harvest Fund (IDIVX)

Integrity Growth & Income Fund (IGIAX)

Corporate Bond Fund

Integrity High Income Fund (IHFAX/IHFCX)

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for North Dakota (VNDFX)

Viking Tax-Free Fund for Montana (VMTTX)

Kansas Municipal Fund (KSMUX)

Maine Municipal Fund (MEMUX)

Nebraska Municipal Fund (NEMUX)

New Hampshire Municipal Fund (NHMUX)

Oklahoma Municipal Fund (OKMUX)

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 6, 2015

By: /s/ Adam Forthun
Adam Forthun
Treasurer

April 6, 2015